Segment Reporting (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Results of Operations
Revenue	$ 11,252	$ 2,757,229	$ 4,278,729
Operating expenses	2,130,282	4,991,878	3,894,688
Other income (expenses)	662,519	774,879	374,877
Earnings (loss) before tax	(1,456,511)	(1,459,770)	758,918
Taxes	27,413		633,614
Net income	(1,483,924)	(1,459,770)	125,304
Income (loss) attributable to Dragon Victory	(1,416,717)	(1,056,360)	193,131
Financial Position
Current assets	9,745,012	11,849,395	11,793,067
Non-current assets	219,349	464,730	1,224,631
Total assets	9,964,361	12,314,125	13,017,698
Current liabilities	2,591,341	2,930,110	2,024,205
Non-current liabilities		66,897
Total liabilities			2,024,205
Net assets	7,373,020	9,317,118	10,993,493
Longyun [Member]
Results of Operations
Revenue		2,744,277	4,271,966
Operating expenses	1,425,443	1,510,442	2,105,441
Other income (expenses)	582,173	533,471	248,655
Earnings (loss) before tax	(843,270)	1,767,306	2,415,180
Taxes	26,917		633,614
Net income	(870,187)	1,767,306	1,781,566
Income (loss) attributable to Dragon Victory	(870,187)	1,767,306	1,781,566
Financial Position
Current assets	6,288,120	10,202,318	11,096,311
Non-current assets	101,705	191,954	2,218,191
Total assets	6,389,825	10,394,272	13,314,502
Current liabilities	225,129	2,977,181	4,993,098
Non-current liabilities		66,897
Total liabilities	225,129	3,044,078	4,993,098
Net assets	6,164,696	7,350,194	8,321,404
Taikexi [Member]
Results of Operations
Revenue		12,893	6,763
Operating expenses	106,146	973,548	176,543
Other income (expenses)	(310)	166	211
Earnings (loss) before tax	(106,456)	(960,489)	(169,569)
Taxes
Net income	(106,456)	(960,489)	(169,569)
Income (loss) attributable to Dragon Victory	(63,876)	(576,293)	(101,742)
Financial Position
Current assets	279	67,156	828,844
Non-current assets	68,052	111,275	139,639
Total assets	68,331	178,431	968,483
Current liabilities	10,765	6,916	1,992
Non-current liabilities
Total liabilities	10,765	6,916	1,992
Net assets	57,566	171,515	966,491
Other [Member]
Results of Operations
Revenue	11,252	59
Operating expenses	598,693	2,507,888	1,612,704
Other income (expenses)	80,657	241,242	126,011
Earnings (loss) before tax	(506,784)	(2,266,587)	(1,486,693)
Taxes	496
Net income	(507,280)	(2,266,587)	(1,486,693)
Income (loss) attributable to Dragon Victory	(482,653)	(2,247,372)	(1,486,693)
Financial Position
Current assets	3,456,613	1,579,921	(132,088)
Non-current assets	49,592	161,501	(1,133,199)
Total assets	3,506,205	1,741,422	(1,265,287)
Current liabilities	2,355,447	(53,987)	(2,970,885)
Non-current liabilities
Total liabilities	2,355,447	(53,987)	(2,970,885)
Net assets	$ 1,150,758	$ 1,795,409	$ 1,705,598